FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,233,402	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,233,402
	(Cost $3,233,402)
	Total Investments — 0.9%	3,233,402
	(Cost $3,233,402)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 96.8%
6,201	SPDR® S&P 500® ETF Trust	$365,480,739	$6.00	01/16/26	359,126,822
	(Cost $365,144,859)
	Put Options Purchased — 5.1%
6,201	SPDR® S&P 500® ETF Trust	365,480,739	597.60	01/16/26	19,008,670
	(Cost $16,947,891)
	Total Purchased Options				378,135,492
	(Cost $382,092,750)
WRITTEN OPTIONS — (2.7)%
	Call Options Written — (0.9)%
(6,201)	SPDR® S&P 500® ETF Trust	(365,480,739)	667.64	01/16/26	(3,289,817)
	(Premiums received $7,943,907)
	Put Options Written — (1.8)%
(6,201)	SPDR® S&P 500® ETF Trust	(365,480,739)	507.96	01/16/26	(6,631,039)
	(Premiums received $6,551,023)
	Total Written Options				(9,920,856)
	(Premiums received $14,494,930)
	Net Other Assets and Liabilities — (0.1)%				(254,278)
	Net Assets — 100.0%				$371,193,760

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,233,402	$3,233,402	$—	$—
Purchased Options	378,135,492	—	378,135,492	—
Total	$381,368,894	$3,233,402	$378,135,492	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,920,856)	$—	$(9,920,856)	$—

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,272,140	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,272,140
	(Cost $3,272,140)
	Total Investments — 1.0%	3,272,140
	(Cost $3,272,140)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 96.7%
5,711	SPDR® S&P 500® ETF Trust	$336,600,629	$6.02	02/20/26	330,912,930
	(Cost $333,635,783)
	Put Options Purchased — 5.5%
5,711	SPDR® S&P 500® ETF Trust	336,600,629	599.96	02/20/26	18,747,842
	(Cost $17,645,319)
	Total Purchased Options				349,660,772
	(Cost $351,281,102)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (1.1)%
(5,711)	SPDR® S&P 500® ETF Trust	(336,600,629)	671.83	02/20/26	(3,649,329)
	(Premiums received $5,859,026)
	Put Options Written — (2.0)%
(5,711)	SPDR® S&P 500® ETF Trust	(336,600,629)	509.97	02/20/26	(6,964,850)
	(Premiums received $6,670,966)
	Total Written Options				(10,614,179)
	(Premiums received $12,529,992)
	Net Other Assets and Liabilities — (0.1)%				(227,846)
	Net Assets — 100.0%				$342,090,887

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,272,140	$3,272,140	$—	$—
Purchased Options	349,660,772	—	349,660,772	—
Total	$352,932,912	$3,272,140	$349,660,772	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,614,179)	$—	$(10,614,179)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
796,724	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$796,724
	(Cost $796,724)
	Total Investments — 1.0%	796,724
	(Cost $796,724)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 94.4%
3,696	iShares Russell 2000 ETF	$75,793,872	$2.18	02/20/26	74,512,173
	(Cost $77,595,160)
	Put Options Purchased — 8.8%
3,696	iShares Russell 2000 ETF	75,793,872	217.80	02/20/26	6,937,207
	(Cost $5,940,430)
	Total Purchased Options				81,449,380
	(Cost $83,535,590)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (0.9)%
(3,696)	iShares Russell 2000 ETF	(75,793,872)	253.67	02/20/26	(743,857)
	(Premiums received $2,203,080)
	Put Options Written — (3.2)%
(3,696)	iShares Russell 2000 ETF	(75,793,872)	185.13	02/20/26	(2,528,581)
	(Premiums received $2,201,770)
	Total Written Options				(3,272,438)
	(Premiums received $4,404,850)
	Net Other Assets and Liabilities — (0.1)%				(51,468)
	Net Assets — 100.0%				$78,922,198

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$796,724	$796,724	$—	$—
Purchased Options	81,449,380	—	81,449,380	—
Total	$82,246,104	$796,724	$81,449,380	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,272,438)	$—	$(3,272,438)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.1%
$204,000	U.S. Treasury Bill	(a)	07/01/25	$203,307
204,000	U.S. Treasury Bill	(a)	07/31/25	202,588
204,000	U.S. Treasury Bill	(a)	08/28/25	201,912
204,000	U.S. Treasury Bill	(a)	09/18/25	201,428
204,000	U.S. Treasury Bill	(a)	10/30/25	200,447
204,000	U.S. Treasury Bill	(a)	11/28/25	199,781
204,000	U.S. Treasury Bill	(a)	12/26/25	199,212
204,000	U.S. Treasury Bill	(a)	01/22/26	198,674
204,000	U.S. Treasury Bill	(a)	02/19/26	198,057
204,000	U.S. Treasury Bill	(a)	03/19/26	197,425
	Total U.S. Treasury Bills			2,002,831
	(Cost $2,003,858)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
569,189	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (b)	569,189
	(Cost $569,189)
	Total Investments — 6.5%	2,572,020
	(Cost $2,573,047)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.0%
	Call Options Purchased — 102.8%
696	SPDR® S&P 500® ETF Trust	$41,021,544	$0.06	03/20/26	40,631,116
	(Cost $38,740,575)
	Put Options Purchased — 4.2%
696	SPDR® S&P 500® ETF Trust	41,021,544	563.97	03/20/26	1,657,120
	(Cost $2,271,339)
	Total Purchased Options				42,288,236
	(Cost $41,011,914)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (11.1)%
(696)	SPDR® S&P 500® ETF Trust	(41,021,544)	563.97	03/20/26	(4,380,422)
	(Premiums received $3,339,716)
	Put Options Written — (2.3)%
(696)	SPDR® S&P 500® ETF Trust	(41,021,544)	507.57	03/20/26	(910,215)
	(Premiums received $1,233,967)
	Total Written Options				(5,290,637)
	(Premiums received $4,573,683)
	Net Other Assets and Liabilities — (0.1)%				(25,579)
	Net Assets — 100.0%				$39,544,040

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$2,002,831	$—	$2,002,831	$—
Money Market Funds	569,189	569,189	—	—
Total Investments	2,572,020	569,189	2,002,831	—
Purchased Options	42,288,236	—	42,288,236	—
Total	$44,860,256	$569,189	$44,291,067	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,290,637)	$—	$(5,290,637)	$—

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,241,142	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$4,241,142
	(Cost $4,241,142)
	Total Investments — 1.0%	4,241,142
	(Cost $4,241,142)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 100.3%
7,486	SPDR® S&P 500® ETF Trust	$441,217,354	$5.66	03/20/26	432,978,861
	(Cost $415,503,313)
	Put Options Purchased — 4.1%
7,486	SPDR® S&P 500® ETF Trust	441,217,354	564.00	03/20/26	17,829,107
	(Cost $24,169,400)
	Total Purchased Options				450,807,968
	(Cost $439,672,713)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (3.6)%
(7,486)	SPDR® S&P 500® ETF Trust	(441,217,354)	632.81	03/20/26	(15,727,787)
	(Premiums received $10,099,549)
	Put Options Written — (1.7)%
(7,486)	SPDR® S&P 500® ETF Trust	(441,217,354)	479.40	03/20/26	(7,212,087)
	(Premiums received $8,712,661)
	Total Written Options				(22,939,874)
	(Premiums received $18,812,210)
	Net Other Assets and Liabilities — (0.1)%				(298,288)
	Net Assets — 100.0%				$431,810,948

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,241,142	$4,241,142	$—	$—
Purchased Options	450,807,968	—	450,807,968	—
Total	$455,049,110	$4,241,142	$450,807,968	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,939,874)	$—	$(22,939,874)	$—

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,257,188	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,257,188
	(Cost $2,257,188)
	Total Investments — 1.1%	2,257,188
	(Cost $2,257,188)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 104.4%
3,946	SPDR® S&P 500® ETF Trust	$232,573,294	$5.28	04/17/26	228,471,900
	(Cost $204,027,378)
	Put Options Purchased — 3.0%
3,946	SPDR® S&P 500® ETF Trust	232,573,294	526.43	04/17/26	6,671,187
	(Cost $14,577,269)
	Total Purchased Options				235,143,087
	(Cost $218,604,647)
WRITTEN OPTIONS — (8.4)%
	Call Options Written — (7.1)%
(3,946)	SPDR® S&P 500® ETF Trust	(232,573,294)	604.23	04/17/26	(15,425,427)
	(Premiums received $6,456,419)
	Put Options Written — (1.3)%
(3,946)	SPDR® S&P 500® ETF Trust	(232,573,294)	447.47	04/17/26	(2,906,821)
	(Premiums received $6,509,489)
	Total Written Options				(18,332,248)
	(Premiums received $12,965,908)
	Net Other Assets and Liabilities — (0.1)%				(148,252)
	Net Assets — 100.0%				$218,919,775

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,257,188	$2,257,188	$—	$—
Purchased Options	235,143,087	—	235,143,087	—
Total	$237,400,275	$2,257,188	$235,143,087	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,332,248)	$—	$(18,332,248)	$—

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,130,615	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,130,615
	(Cost $3,130,615)
	Total Investments — 1.1%	3,130,615
	(Cost $3,130,615)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 97.7%
4,745	SPDR® S&P 500® ETF Trust	$279,665,555	$5.96	05/15/26	274,398,605
	(Cost $275,713,935)
	Put Options Purchased — 5.8%
4,745	SPDR® S&P 500® ETF Trust	279,665,555	594.22	05/15/26	16,408,210
	(Cost $15,807,980)
	Total Purchased Options				290,806,815
	(Cost $291,521,915)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (2.1)%
(4,745)	SPDR® S&P 500® ETF Trust	(279,665,555)	667.43	05/15/26	(5,969,210)
	(Premiums received $6,573,305)
	Put Options Written — (2.5)%
(4,745)	SPDR® S&P 500® ETF Trust	(279,665,555)	505.09	05/15/26	(6,813,820)
	(Premiums received $6,267,597)
	Total Written Options				(12,783,030)
	(Premiums received $12,840,902)
	Net Other Assets and Liabilities — (0.0)%				(121,878)
	Net Assets — 100.0%				$281,032,522

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,130,615	$3,130,615	$—	$—
Purchased Options	290,806,815	—	290,806,815	—
Total	$293,937,430	$3,130,615	$290,806,815	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,783,030)	$—	$(12,783,030)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,132,639	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,132,639
	(Cost $1,132,639)
	Total Investments — 1.2%	1,132,639
	(Cost $1,132,639)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 96.7%
4,591	iShares Russell 2000 ETF	$94,147,637	$2.10	05/15/26	92,458,562
	(Cost $94,556,872)
	Put Options Purchased — 7.8%
4,591	iShares Russell 2000 ETF	94,147,637	209.85	05/15/26	7,484,845
	(Cost $6,791,569)
	Total Purchased Options				99,943,407
	(Cost $101,348,441)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (2.4)%
(4,591)	iShares Russell 2000 ETF	(94,147,637)	244.48	05/15/26	(2,295,270)
	(Premiums received $3,424,814)
	Put Options Written — (3.2)%
(4,591)	iShares Russell 2000 ETF	(94,147,637)	178.37	05/15/26	(3,067,201)
	(Premiums received $2,715,703)
	Total Written Options				(5,362,471)
	(Premiums received $6,140,517)
	Net Other Assets and Liabilities — (0.1)%				(53,305)
	Net Assets — 100.0%				$95,660,270

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,132,639	$1,132,639	$—	$—
Purchased Options	99,943,407	—	99,943,407	—
Total	$101,076,046	$1,132,639	$99,943,407	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,362,471)	$—	$(5,362,471)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.5%
$41,000	U.S. Treasury Bill	(a)	06/12/25	$40,952
	(Cost $40,944)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
56,800	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (b)	56,800
	(Cost $56,800)
	Total Investments — 1.3%	97,752
	(Cost $97,744)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.2%
	Call Options Purchased — 107.0%
140	SPDR® S&P 500® ETF Trust	$8,251,460	$0.05	06/20/25	8,226,143
	(Cost $7,888,965)
	Put Options Purchased — 0.2%
140	SPDR® S&P 500® ETF Trust	8,251,460	544.54	06/20/25	17,042
	(Cost $242,206)
	Total Purchased Options				8,243,185
	(Cost $8,131,171)
WRITTEN OPTIONS — (8.4)%
	Call Options Written — (8.3)%
(140)	SPDR® S&P 500® ETF Trust	(8,251,460)	544.54	06/20/25	(640,219)
	(Premiums received $760,802)
	Put Options Written — (0.1)%
(140)	SPDR® S&P 500® ETF Trust	(8,251,460)	490.09	06/20/25	(3,395)
	(Premiums received $121,496)
	Total Written Options				(643,614)
	(Premiums received $882,298)
	Net Other Assets and Liabilities — (0.1)%				(5,425)
	Net Assets — 100.0%				$7,691,898

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$40,952	$—	$40,952	$—
Money Market Funds	56,800	56,800	—	—
Total Investments	97,752	56,800	40,952	—
Purchased Options	8,243,185	—	8,243,185	—
Total	$8,340,937	$56,800	$8,284,137	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(643,614)	$—	$(643,614)	$—

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
900,159	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$900,159
	(Cost $900,159)
	Total Investments — 0.3%	900,159
	(Cost $900,159)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.6%
4,687	SPDR® S&P 500® ETF Trust	$276,247,093	$5.47	06/20/25	272,866,032
	(Cost $253,643,026)
	Put Options Purchased — 0.2%
4,687	SPDR® S&P 500® ETF Trust	276,247,093	544.53	06/20/25	570,314
	(Cost $12,855,908)
	Total Purchased Options				273,436,346
	(Cost $266,498,934)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(4,687)	SPDR® S&P 500® ETF Trust	(276,247,093)	618.04	06/20/25	(182,090)
	(Premiums received $4,198,049)
	Put Options Written — (0.0)%
(4,687)	SPDR® S&P 500® ETF Trust	(276,247,093)	462.85	06/20/25	(66,649)
	(Premiums received $3,522,035)
	Total Written Options				(248,739)
	(Premiums received $7,720,084)
	Net Other Assets and Liabilities — (0.0)%				(120,479)
	Net Assets — 100.0%				$273,967,287

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$900,159	$900,159	$—	$—
Purchased Options	273,436,346	—	273,436,346	—
Total	$274,336,505	$900,159	$273,436,346	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(248,739)	$—	$(248,739)	$—

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,243,333	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,243,333
	(Cost $1,243,333)
	Total Investments — 0.4%	1,243,333
	(Cost $1,243,333)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.2%
	Call Options Purchased — 99.4%
5,308	SPDR® S&P 500® ETF Trust	$312,848,212	$5.51	07/18/25	309,070,562
	(Cost $287,717,920)
	Put Options Purchased — 0.8%
5,308	SPDR® S&P 500® ETF Trust	312,848,212	549.01	07/18/25	2,360,043
	(Cost $15,420,422)
	Total Purchased Options				311,430,605
	(Cost $303,138,342)
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.4)%
(5,308)	SPDR® S&P 500® ETF Trust	(312,848,212)	621.31	07/18/25	(1,120,360)
	(Premiums received $4,620,124)
	Put Options Written — (0.1)%
(5,308)	SPDR® S&P 500® ETF Trust	(312,848,212)	466.66	07/18/25	(381,061)
	(Premiums received $4,624,617)
	Total Written Options				(1,501,421)
	(Premiums received $9,244,741)
	Net Other Assets and Liabilities — (0.1)%				(181,820)
	Net Assets — 100.0%				$310,990,697

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,243,333	$1,243,333	$—	$—
Purchased Options	311,430,605	—	311,430,605	—
Total	$312,673,938	$1,243,333	$311,430,605	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,501,421)	$—	$(1,501,421)	$—

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,164,177	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,164,177
	(Cost $1,164,177)
	Total Investments — 0.5%	1,164,177
	(Cost $1,164,177)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 99.4%
4,198	SPDR® S&P 500® ETF Trust	$247,425,922	$5.56	08/15/25	244,462,512
	(Cost $226,954,967)
	Put Options Purchased — 1.3%
4,198	SPDR® S&P 500® ETF Trust	247,425,922	554.33	08/15/25	3,330,063
	(Cost $13,478,594)
	Total Purchased Options				247,792,575
	(Cost $240,433,561)
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (0.8)%
(4,198)	SPDR® S&P 500® ETF Trust	(247,425,922)	621.24	08/15/25	(2,116,841)
	(Premiums received $2,609,953)
	Put Options Written — (0.3)%
(4,198)	SPDR® S&P 500® ETF Trust	(247,425,922)	471.18	08/15/25	(705,390)
	(Premiums received $4,642,603)
	Total Written Options				(2,822,231)
	(Premiums received $7,252,556)
	Net Other Assets and Liabilities — (0.1)%				(162,030)
	Net Assets — 100.0%				$245,972,491

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,164,177	$1,164,177	$—	$—
Purchased Options	247,792,575	—	247,792,575	—
Total	$248,956,752	$1,164,177	$247,792,575	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,822,231)	$—	$(2,822,231)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
497,384	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$497,384
	(Cost $497,384)
	Total Investments — 0.5%	497,384
	(Cost $497,384)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.6%
	Call Options Purchased — 95.4%
4,612	iShares Russell 2000 ETF	$94,578,284	$2.13	08/15/25	93,473,756
	(Cost $96,364,179)
	Put Options Purchased — 5.2%
4,612	iShares Russell 2000 ETF	94,578,284	212.60	08/15/25	5,094,830
	(Cost $6,664,355)
	Total Purchased Options				98,568,586
	(Cost $103,028,534)
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (0.1)%
(4,612)	iShares Russell 2000 ETF	(94,578,284)	249.32	08/15/25	(80,110)
	(Premiums received $2,597,998)
	Put Options Written — (0.9)%
(4,612)	iShares Russell 2000 ETF	(94,578,284)	180.71	08/15/25	(896,988)
	(Premiums received $2,156,938)
	Total Written Options				(977,098)
	(Premiums received $4,754,936)
	Net Other Assets and Liabilities — (0.1)%				(70,171)
	Net Assets — 100.0%				$98,018,701

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$497,384	$497,384	$—	$—
Purchased Options	98,568,586	—	98,568,586	—
Total	$99,065,970	$497,384	$98,568,586	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(977,098)	$—	$(977,098)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.9%
$289,000	U.S. Treasury Bill	(a)	06/12/25	$288,659
289,000	U.S. Treasury Bill	(a)	07/10/25	287,713
289,000	U.S. Treasury Bill	(a)	08/07/25	286,761
289,000	U.S. Treasury Bill	(a)	09/04/25	285,823
	Total U.S. Treasury Bills			1,148,956
	(Cost $1,149,461)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
510,941	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (b)	510,941
	(Cost $510,941)
	Total Investments — 2.8%	1,659,897
	(Cost $1,660,402)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 102.8%
1,049	SPDR® S&P 500® ETF Trust	$61,827,011	$0.06	09/19/25	61,497,059
	(Cost $58,550,508)
	Put Options Purchased — 2.5%
1,049	SPDR® S&P 500® ETF Trust	61,827,011	568.24	09/19/25	1,489,139
	(Cost $2,976,587)
	Total Purchased Options				62,986,198
	(Cost $61,527,095)
WRITTEN OPTIONS — (8.0)%
	Call Options Written — (7.0)%
(1,049)	SPDR® S&P 500® ETF Trust	(61,827,011)	568.24	09/19/25	(4,200,825)
	(Premiums received $4,254,052)
	Put Options Written — (1.0)%
(1,049)	SPDR® S&P 500® ETF Trust	(61,827,011)	511.42	09/19/25	(588,594)
	(Premiums received $1,584,421)
	Total Written Options				(4,789,419)
	(Premiums received $5,838,473)
	Net Other Assets and Liabilities — (0.1)%				(41,404)
	Net Assets — 100.0%				$59,815,272

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,148,956	$—	$1,148,956	$—
Money Market Funds	510,941	510,941	—	—
Total Investments	1,659,897	510,941	1,148,956	—
Purchased Options	62,986,198	—	62,986,198	—
Total	$64,646,095	$510,941	$64,135,154	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,789,419)	$—	$(4,789,419)	$—

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,266,044	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,266,044
	(Cost $1,266,044)
	Total Investments — 0.6%	1,266,044
	(Cost $1,266,044)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 98.6%
3,718	SPDR® S&P 500® ETF Trust	$219,135,202	$5.70	09/19/25	215,898,088
	(Cost $207,568,849)
	Put Options Purchased — 2.4%
3,718	SPDR® S&P 500® ETF Trust	219,135,202	568.27	09/19/25	5,280,601
	(Cost $10,494,457)
	Total Purchased Options				221,178,689
	(Cost $218,063,306)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.9)%
(3,718)	SPDR® S&P 500® ETF Trust	(219,135,202)	632.48	09/19/25	(1,918,748)
	(Premiums received $2,962,508)
	Put Options Written — (0.6)%
(3,718)	SPDR® S&P 500® ETF Trust	(219,135,202)	483.03	09/19/25	(1,331,936)
	(Premiums received $4,418,914)
	Total Written Options				(3,250,684)
	(Premiums received $7,381,422)
	Net Other Assets and Liabilities — (0.1)%				(150,333)
	Net Assets — 100.0%				$219,043,716

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,266,044	$1,266,044	$—	$—
Purchased Options	221,178,689	—	221,178,689	—
Total	$222,444,733	$1,266,044	$221,178,689	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,250,684)	$—	$(3,250,684)	$—

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,447,809	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,447,809
	(Cost $1,447,809)
	Total Investments — 0.7%	1,447,809
	(Cost $1,447,809)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 97.4%
3,673	SPDR® S&P 500® ETF Trust	$216,482,947	$5.87	10/17/25	213,230,689
	(Cost $210,321,040)
	Put Options Purchased — 3.5%
3,673	SPDR® S&P 500® ETF Trust	216,482,947	584.61	10/17/25	7,659,601
	(Cost $10,817,000)
	Total Purchased Options				220,890,290
	(Cost $221,138,040)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.5)%
(3,673)	SPDR® S&P 500® ETF Trust	(216,482,947)	652.77	10/17/25	(1,170,401)
	(Premiums received $3,597,856)
	Put Options Written — (1.0)%
(3,673)	SPDR® S&P 500® ETF Trust	(216,482,947)	496.92	10/17/25	(2,102,499)
	(Premiums received $3,922,654)
	Total Written Options				(3,272,900)
	(Premiums received $7,520,510)
	Net Other Assets and Liabilities — (0.1)%				(142,501)
	Net Assets — 100.0%				$218,922,698

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,447,809	$1,447,809	$—	$—
Purchased Options	220,890,290	—	220,890,290	—
Total	$222,338,099	$1,447,809	$220,890,290	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,272,900)	$—	$(3,272,900)	$—

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,852,910	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,852,910
	(Cost $1,852,910)
	Total Investments — 0.7%	1,852,910
	(Cost $1,852,910)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 97.4%
4,409	SPDR® S&P 500® ETF Trust	$259,862,051	$5.88	11/21/25	256,035,700
	(Cost $254,513,010)
	Put Options Purchased — 4.0%
4,409	SPDR® S&P 500® ETF Trust	259,862,051	585.77	11/21/25	10,308,771
	(Cost $12,154,435)
	Total Purchased Options				266,344,471
	(Cost $266,667,445)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (0.8)%
(4,409)	SPDR® S&P 500® ETF Trust	(259,862,051)	656.76	11/21/25	(1,999,746)
	(Premiums received $5,183,265)
	Put Options Written — (1.2)%
(4,409)	SPDR® S&P 500® ETF Trust	(259,862,051)	497.91	11/21/25	(3,194,805)
	(Premiums received $4,568,423)
	Total Written Options				(5,194,551)
	(Premiums received $9,751,688)
	Net Other Assets and Liabilities — (0.1)%				(176,115)
	Net Assets — 100.0%				$262,826,715

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,852,910	$1,852,910	$—	$—
Purchased Options	266,344,471	—	266,344,471	—
Total	$268,197,381	$1,852,910	$266,344,471	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,194,551)	$—	$(5,194,551)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
823,981	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$823,981
	(Cost $823,981)
	Total Investments — 0.8%	823,981
	(Cost $823,981)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 91.9%
4,809	iShares Russell 2000 ETF	$98,618,163	$2.28	11/21/25	97,191,044
	(Cost $107,436,957)
	Put Options Purchased — 10.9%
4,809	iShares Russell 2000 ETF	98,618,163	228.48	11/21/25	11,517,892
	(Cost $7,896,090)
	Total Purchased Options				108,708,936
	(Cost $115,333,047)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (0.2)%
(4,809)	iShares Russell 2000 ETF	(98,618,163)	266.45	11/21/25	(194,428)
	(Premiums received $2,966,468)
	Put Options Written — (3.3)%
(4,809)	iShares Russell 2000 ETF	(98,618,163)	194.21	11/21/25	(3,481,860)
	(Premiums received $2,708,791)
	Total Written Options				(3,676,288)
	(Premiums received $5,675,259)
	Net Other Assets and Liabilities — (0.1)%				(77,285)
	Net Assets — 100.0%				$105,779,344

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$823,981	$823,981	$—	$—
Purchased Options	108,708,936	—	108,708,936	—
Total	$109,532,917	$823,981	$108,708,936	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,676,288)	$—	$(3,676,288)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.7%
$124,000	U.S. Treasury Bill	(a)	06/12/25	$123,854
124,000	U.S. Treasury Bill	(a)	07/10/25	123,448
124,000	U.S. Treasury Bill	(a)	08/07/25	123,039
124,000	U.S. Treasury Bill	(a)	09/04/25	122,637
124,000	U.S. Treasury Bill	(a)	10/30/25	121,840
248,000	U.S. Treasury Bill	(a)	11/28/25	242,870
	Total U.S. Treasury Bills			857,688
	(Cost $857,716)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
288,056	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (b)	288,056
	(Cost $288,056)
	Total Investments — 4.9%	1,145,744
	(Cost $1,145,772)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 98.7%
394	SPDR® S&P 500® ETF Trust	$23,221,966	$0.06	12/19/25	23,035,821
	(Cost $22,927,235)
	Put Options Purchased — 4.7%
394	SPDR® S&P 500® ETF Trust	23,221,966	591.14	12/19/25	1,079,891
	(Cost $1,237,201)
	Total Purchased Options				24,115,712
	(Cost $24,164,436)
WRITTEN OPTIONS — (8.2)%
	Call Options Written — (6.0)%
(394)	SPDR® S&P 500® ETF Trust	(23,221,966)	591.14	12/19/25	(1,391,179)
	(Premiums received $1,882,620)
	Put Options Written — (2.2)%
(394)	SPDR® S&P 500® ETF Trust	(23,221,966)	532.03	12/19/25	(519,477)
	(Premiums received $689,077)
	Total Written Options				(1,910,656)
	(Premiums received $2,571,697)
	Net Other Assets and Liabilities — (0.1)%				(17,117)
	Net Assets — 100.0%				$23,333,683

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$857,688	$—	$857,688	$—
Money Market Funds	288,056	288,056	—	—
Total Investments	1,145,744	288,056	857,688	—
Purchased Options	24,115,712	—	24,115,712	—
Total	$25,261,456	$288,056	$24,973,400	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,910,656)	$—	$(1,910,656)	$—

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,422,603	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,422,603
	(Cost $3,422,603)
	Total Investments — 0.8%	3,422,603
	(Cost $3,422,603)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 97.0%
7,274	SPDR® S&P 500® ETF Trust	$428,722,286	$5.93	12/19/25	421,126,266
	(Cost $423,460,320)
	Put Options Purchased — 4.6%
7,274	SPDR® S&P 500® ETF Trust	428,722,286	591.17	12/19/25	19,944,217
	(Cost $21,165,266)
	Total Purchased Options				441,070,483
	(Cost $444,625,586)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (0.8)%
(7,274)	SPDR® S&P 500® ETF Trust	(428,722,286)	663.94	12/19/25	(3,330,619)
	(Premiums received $8,230,514)
	Put Options Written — (1.5)%
(7,274)	SPDR® S&P 500® ETF Trust	(428,722,286)	502.50	12/19/25	(6,628,069)
	(Premiums received $8,158,061)
	Total Written Options				(9,958,688)
	(Premiums received $16,388,575)
	Net Other Assets and Liabilities — (0.1)%				(276,459)
	Net Assets — 100.0%				$434,257,939

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,422,603	$3,422,603	$—	$—
Purchased Options	441,070,483	—	441,070,483	—
Total	$444,493,086	$3,422,603	$441,070,483	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,958,688)	$—	$(9,958,688)	$—

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
981,848	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$38,193,887
1,006,558	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	38,177,638
1,001,251	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	38,197,626
1,014,350	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	38,088,842
1,000,858	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	38,152,707
1,045,036	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	38,175,165
1,023,641	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	38,166,455
1,062,563	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	38,135,386
1,071,562	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	38,207,829
1,075,809	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	38,184,980
1,077,334	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	38,203,018
1,116,525	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	38,146,858
	Total Exchange-Traded Funds	458,030,391
	(Cost $441,861,627)
MONEY MARKET FUNDS — 0.0%
131,593	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (c)	131,593
	(Cost $131,593)

	Total Investments — 100.0%	458,161,984
	(Cost $441,993,220)
	Net Other Assets and Liabilities — (0.0)%	(37,049)
	Net Assets — 100.0%	$458,124,935

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 458,030,391	$ 458,030,391	$ —	$ —
Money Market Funds	131,593	131,593	—	—
Total Investments	$458,161,984	$458,161,984	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	981,848	$19,087,956	$23,228,302	$(5,035,796)	$517,675	$395,750	$38,193,887	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	1,006,558	19,109,154	23,085,237	(5,280,193)	811,260	452,180	38,177,638	—
FT Vest U.S. Equity Moderate Buffer ETF - March	1,001,251	19,107,448	23,056,015	(5,266,160)	855,140	445,183	38,197,626	—
FT Vest U.S. Equity Moderate Buffer ETF - April	1,014,350	19,101,228	23,409,079	(5,102,800)	173,329	508,006	38,088,842	—
FT Vest U.S. Equity Moderate Buffer ETF - May	1,000,858	19,100,191	23,003,395	(5,803,408)	1,449,665	402,864	38,152,707	—
FT Vest U.S. Equity Moderate Buffer ETF - June	1,045,036	19,140,170	23,108,503	(5,182,481)	697,517	411,456	38,175,165	—
FT Vest U.S. Equity Moderate Buffer ETF - July	1,023,641	19,116,067	23,036,544	(5,216,841)	778,523	452,162	38,166,455	—
FT Vest U.S. Equity Moderate Buffer ETF - August	1,062,563	19,126,803	23,051,840	(5,208,551)	791,285	374,009	38,135,386	—
FT Vest U.S. Equity Moderate Buffer ETF - September	1,071,562	19,053,114	23,128,272	(5,066,786)	754,666	338,563	38,207,829	—
FT Vest U.S. Equity Moderate Buffer ETF - October	1,075,809	19,072,437	23,378,072	(5,022,250)	480,521	276,200	38,184,980	—
FT Vest U.S. Equity Moderate Buffer ETF - November	1,077,334	19,077,702	23,240,411	(5,024,411)	583,847	325,469	38,203,018	—
FT Vest U.S. Equity Moderate Buffer ETF - December	1,116,525	19,095,837	23,145,602	(5,047,504)	582,283	370,640	38,146,858	—
		$229,188,107	$277,871,272	$(62,257,181)	$8,475,711	$4,752,482	$458,030,391	$—

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,113,315	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$23,106,185
993,086	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	23,128,973
999,563	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	22,787,038
1,024,964	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	23,045,905
	Total Exchange-Traded Funds	92,068,101
	(Cost $94,367,291)
MONEY MARKET FUNDS — 0.0%
29,003	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (c)	29,003
	(Cost $29,003)

	Total Investments — 100.0%	92,097,104
	(Cost $94,396,294)
	Net Other Assets and Liabilities — (0.0)%	(7,489)
	Net Assets — 100.0%	$92,089,615

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 92,068,101	$ 92,068,101	$ —	$ —
Money Market Funds	29,003	29,003	—	—
Total Investments	$92,097,104	$92,097,104	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	1,113,315	$2,626,959	$21,365,575	$(268,935)	$(598,441)	$(18,973)	$23,106,185	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	993,086	2,616,749	21,762,789	(41,716)	(1,207,051)	(1,798)	23,128,973	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	999,563	2,614,418	21,145,482	(382,783)	(566,993)	(23,086)	22,787,038	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	1,024,964	2,617,175	21,103,329	(267,316)	(390,665)	(16,618)	23,045,905	—
		$10,475,301	$85,377,175	$(960,750)	$(2,763,150)	$(60,475)	$92,068,101	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.